PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
PREPAID EXPENSES AND OTHER RECEIVABLES
Advances to suppliers	$ 1,412	$ 1,319
Discount from service provider	63	241
Prepaid expenses	413	120
Government institutions	356	196
Total prepaid expenses and other receivables	$ 2,244	$ 1,876